Earnings/(Loss) per Share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings/(Loss) per Share

7.          Earnings/(Loss) per Share

Basic earnings / (loss) per share (“EPS” / “LPS”) is calculated by dividing the net income / (loss) for the period attributable to Globus common shareholders by the weighted average number of common shares issued, paid and outstanding.

Diluted earnings per share is calculated by dividing the net income / (loss) attributable to common equity holders of the parent by the weighted average shares outstanding during the period plus the weighted average number of common shares that would be issued on the conversion of all the dilutive potential common shares into common shares. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings/(losses) per share computation unless such inclusion would be anti-dilutive.

As for the three-month ended June 30, 2024, the securities that could potentially dilute basic EPS in the future are any incremental shares of unexercised warrants (Note 6). As the warrants were out-of-the money during the three-month period ended June 30, 2024, these were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect. As the Company reported losses for the three-month ended June 30, 2023, the effect of any incremental shares would be antidilutive and thus excluded from the computation of the LPS.

7.           Earnings/(Loss) per Share (continued)

As for the six-month ended June 30, 2024 and 2023, the securities that could potentially dilute basic EPS in the future are any incremental shares of unexercised warrants (Note 6). As the warrants were out-of-the money during the six-month periods ended June 30, 2024 and 2023, these were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect.

The following reflects the net income per common share:

	For the Three months ended June 30,		For the Six months ended June 30,
	2024	2023	2024	2023
Income / (Loss) attributable to common equity holders	3,279	(1,161)	2,980	1,425
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301	20,582,301
Net income/(loss) per common share - basic and diluted	$0.16	$(0.06)	$0.14	$0.07